Schedule of Reconciliation of the Beginning and Ending Balances of Convertible Debentures (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024		Dec. 31, 2023
Debt Disclosure [Abstract]
Balance as of beginning of period	$ 9,976,000	$ 8,937,666		$ 6,555,633
Conversions of debt and accrued interest	[1]	(4,718,705)	[1],[2]	(170,341)	[2]
Accrual of interest	612,716
Extinguishment of debt discount		1,322,533
Amortization of debt discount		4,434,506		2,552,374
Balance as of end of period	$ 10,588,716	$ 9,976,000		$ 8,937,666

[1]	Upon conversion, both common stock and warrants were issued. The value of the conversion feature and warrants recorded to equity was $3,189,575, with $824,427 recorded as a derivative liability for warrants issued and netted against the transaction recorded to equity.
[2]	Upon conversion, both common stock and warrants were issued. The value of the conversion feature and warrants recorded to equity was $3,189,575, with $824,427 recorded as a derivative liability for warrants issued and netted against the transaction recorded to equity.